Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Derivative [Line Items]
Hedging period for foreign currency transactions, maximum	4 years
Net deferred loss recorded in AOCI for contracts that will be reclassified to earnings in the next twelve months	$ 92
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a net liability position by counterparty	299	$ 217
Interest rate | Interest expense, net
Derivative [Line Items]
Realized benefit from derivative instruments	15	35	$ 94
Derivatives designated as hedges | Interest rate | Fair Value Hedging
Derivative [Line Items]
Derivative, Notional Amount	7,600	8,200
Derivatives designated as hedges | Foreign exchange | Cash Flow Hedging
Derivative [Line Items]
Derivative, Notional Amount	6,200	6,300
Derivatives not designated as hedges | Interest rate
Derivative [Line Items]
Derivative, Notional Amount	2,000
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	81	16
Derivatives not designated as hedges | Foreign exchange
Derivative [Line Items]
Derivative, Notional Amount	$ 3,300	$ 3,600